Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 5,872,624	¥ 6,234,378	¥ 5,287,272
Future production costs	(1,947,039)	(2,087,979)	(1,909,890)
Future development costs	(640,281)	(556,893)	(571,125)
Future income tax expense	(746,506)	(809,594)	(594,085)
Future net cash flows	2,538,798	2,779,912	2,212,172
Discount at 10% for estimated timing of cash flows	(1,213,729)	(1,397,846)	(1,187,646)
Standardized measure of discounted future net cash flows	1,325,069	1,382,066	1,024,526	¥ 756,811
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 20,356	¥ 24,805	¥ 17,345